Dividends	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Dividends
Dividends

Dividends represent the return of profits to shareholders. Dividends are paid as an amount per ordinary share held. We retain part of the profits generated in the year to meet future growth plans and pay out the remainder in accordance with our dividend policy.

Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2018			2017			2016
	Pence per share	Cash dividend paid £m	Scrip dividend £m	Pence per share	Cash dividend paid £m	Scrip dividend £m	Pence per share	Cash dividend paid £m	Scrip dividend £m
Interim dividend in respect of the current year	15.49	346	176	15.17	540	32	15.00	532	31
Special dividend	84.375	3,171	—	—	—	—	—	—	—
Final dividend in respect of the prior year	29.10	970	33	28.34	923	151	28.16	805	248
	128.965	4,487	209	43.51	1,463	183	43.16	1,337	279

The Directors are proposing a final dividend for the year ended 31 March 2018 of 30.44p per share that will absorb approximately £1.0 billion of shareholders’ equity (assuming all amounts are settled in cash). It will be paid on 15 August 2018 to shareholders who are on the register of members at 1 June 2018 (subject to shareholders’ approval at the AGM). A scrip dividend will be offered as an alternative.

Following completion of the sale of the majority interest in UK Gas Distribution, the Company paid a special dividend on 2 June 2017 of 84.375p per existing ordinary share ($5.4224 per existing American Depositary Share). This returned approximately £3,170 million to shareholders. No scrip dividend was offered as an alternative.

Unaudited commentary on dividends

Following the announcement of our dividend policy in March 2013, the Board remains confident that National Grid is able to support a dividend per share growing at least in line with RPI inflation for the foreseeable future, while continuing to invest as required in our regulated assets.

In August 2014 we began a share buyback programme that will allow us to offer the scrip dividend option for both the full year and interim dividend. The buyback programme is designed to balance shareholders’ appetite for the scrip dividend option with our desire to operate an efficient balance sheet with appropriate leverage. At this stage we do not expect to buyback scrip issuances in 2019 and 2020, unless we have higher than anticipated balance sheet capacity.